Financial instruments	6 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations. The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the least observable input. Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.
Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala
(ILG) to sell the remaining 50% equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo.
The liability is fair valued using the discounted cash flow method and as at 31 December 2025, an amount of $111 million (30
June 2025 – $101 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 31 December 2025, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is the last day of the current financial year considering forecast future performance. The put option is not sensitive to reasonably possible changes in assumptions. If the option was to be exercised as at 30 June 2027, the fair value of the liability would increase by approximately $3 million.
Included in other financial liabilities, contingent considerations on acquisition of businesses represent the present value of payments up to $128 million (30 June 2025 – $137 million) which are expected to be paid over the next three years. Contingent considerations linked to certain volume targets at 31 December 2025 were $28 million (30 June 2025 – $35 million), mainly in respect of the Ritual Zero Proof and Mezcal Unión acquisitions. Contingent considerations linked to certain financial performance targets at 31 December 2025 were $90 million (30 June 2025 – $90 million), mainly in respect of the acquisition of Don Papa Rum. Contingent considerations are fair valued based on a discounted cash flow method using assumptions not observable in the market. Contingent considerations are sensitive to possible changes in assumptions; a 10% increase or decrease in cash flows would increase or decrease the fair value of contingent considerations linked to certain financial performance targets by approximately $30 million.
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the six months ended 31 December 2025.
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2025	30 June 2025	31 December 2024
	$ million	$ million	$ million
Derivative assets	681	733	469
Derivative liabilities	(261)	(275)	(540)
Valuation techniques based on observable market input (Level 2)	420	458	(71)
Financial assets - other	74	75	337
Financial liabilities - other	(229)	(226)	(419)
Valuation techniques based on unobservable market input (Level 3)	(155)	(151)	(82)
The decrease in financial assets - other of $1 million in the six months ended 31 December 2025 (2024 – the increase in financial assets - other of $4 million) was mainly attributable to investments impairments and foreign exchange movements, partly offset by acquisitions. The balance of financial assets - other is primarily made up of individually immaterial convertible loans and share options in associates.
The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2025	Six months ended 31 December 2025	Six months ended 31 December 2024	Six months ended 31 December 2024
	$ million	$ million	$ million	$ million
At the beginning of the period	(101)	(125)	(198)	(245)
Net (losses)/gains included in the income statement	(1)	(2)	6	(2)
Net (losses)/gains included in exchange in other comprehensive income	—	(1)	—	3
Net (losses)/gains included in retained earnings	(9)	—	11	—
Settlement of liabilities	—	10	1	5
At the end of the period	(111)	(118)	(180)	(239)
The carrying amount of the group’s financial assets and liabilities is generally the same as their fair value apart from borrowings. At 31 December 2025, the fair value of gross borrowings (excluding lease liabilities and the fair value of derivative instruments) was $23,142 million and the carrying value was $23,512 million (30 June 2025 – $23,197 million and $23,748 million, respectively).